Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite Lived Intangible Assets Estimated Economic Lives
Intangible assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Acquired computer software, systems and technology	15,693	13,623	2,138
Less: Accumulated amortization	(6,174)	(8,225)	(1,291)

Total intangible assets, net	9,519	5,398	847

Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2022	2,782	437
2023	2,080	326
2024	522	82
2025	14	2
2026	—	—